PROPERTY AND EQUIPMENT, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥) a	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($) a	Mar. 01, 2012 CNY (¥)	Dec. 30, 2010 CNY (¥)
Property Plant And Equipment [Line Items]
Sub-total	¥ 286,314	¥ 239,837
Less: accumulated depreciation	(117,891)	(151,830)
Total	168,423	88,007		$ 25,886
Depreciation expenses of continuing operations	17,103	17,620	¥ 25,048
Net carrying value of certain buildings for which the Group is in the process of applying for building ownership certificates	33,913
Earnest Money Deposits	¥ 0	71,024		$ 0
Area of Land | a	1,500			1,500
Ambow Beijing Campus And Shenyang K12 [Member]
Property Plant And Equipment [Line Items]
Depreciation expenses of continuing operations	¥ 600	600	2,419
Capital leases of properties	4,350	3,750			¥ 45,324	¥ 12,000
Property Plant Equipment, Cost, Write Off			45,324
Accumulated Depreciation Write Off			6,510
Building [Member]
Property Plant And Equipment [Line Items]
Sub-total	127,914	64,222
Assets Held Under Capital Leases [Member]
Property Plant And Equipment [Line Items]
Sub-total	12,000	12,000
Tangible Asset Impairment Charges			¥ 38,814
Vehicles [Member]
Property Plant And Equipment [Line Items]
Sub-total	4,054	6,173
Office And Computer Equipment [Member]
Property Plant And Equipment [Line Items]
Sub-total	69,804	87,121
Lease hold Improvements [Member]
Property Plant And Equipment [Line Items]
Sub-total	¥ 72,542	¥ 70,321